SUBSEQUENT EVENTS (Details) $ in Thousands, ¥ in Billions	1 Months Ended		6 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Sweihan Solar Holding Company Limited [Member]
Subsequent Event [Line Items]
Proceeds from equity financing			$ 22,280
Subsequent Event [Member] | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsequent Event [Line Items]
Proceeds from equity financing	¥ 3.1	$ 461,200
Subsequent Event [Member] | Third-party investors together with JinkoSolar's founders and senior management personnel | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsequent Event [Line Items]
Equity interest held (as a percent)	26.70%	26.70%
Subsequent Event [Member] | Founders And Senior Management Personnel [Member] | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsequent Event [Line Items]
Equity interest held (as a percent)	17.20%	17.20%
Consideration		$ 297,600